Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenue	¥ 3,569,006	¥ 3,197,812	¥ 3,291,188
Cost of sales	(1,106,846)	(994,308)	(1,089,764)
Selling, general and administrative expenses	(886,361)	(875,663)	(964,737)
Research and development expenses	(526,087)	(455,833)	(492,381)
Amortization and impairment losses on intangible assets associated with products	(472,915)	(421,864)	(455,420)
Other operating income	43,123	318,020	60,213
Other operating expenses	(159,075)	(258,895)	(248,691)
Operating profit	460,844	509,269	100,408
Finance income	23,700	105,521	27,831
Finance expenses	(166,607)	(248,631)	(165,006)
Share of profit (loss) of investments accounted for using the equity method	(15,367)	76	(23,987)
Profit (loss) before tax	302,571	366,235	(60,754)
Income tax (expenses) benefit	(72,405)	9,936	105,044
Net profit for the year	230,166	376,171	44,290
Attributable to:
Owners of the Company	230,059	376,005	44,241
Non-controlling interests	107	166	49
Net profit for the year	¥ 230,166	¥ 376,171	¥ 44,290
Earnings per share (JPY)
Basic earnings per share (in JPY per share)	¥ 147.14	¥ 240.72	¥ 28.41
Diluted earnings per share (in JPY per share)	¥ 145.87	¥ 238.96	¥ 28.25